SCHEDULE OF COMPANY’S SUBSIDIARIES (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
TryHard Japan Co Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	TryHard Japan Co., Ltd.	TryHard Japan Co., Ltd.
Place of incorporation	Japan	Japan
Date of incorporation	October 16, 2013	October 16, 2013
Principal activities	Entertainment event management, restaurant operations	Entertainment event management, restaurant operations
Effective ownership	100.00%	100.00%
Try Hard Tech Co Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	TryHard Tech Co., Ltd.	TryHard Tech Co., Ltd.
Place of incorporation	Japan	Japan
Date of incorporation	May 1, 2018	May 1, 2018
Principal activities	Entertainment event management, sub-leasing	Entertainment event management, sub-leasing
Effective ownership	100.00%	100.00%
Iroha Music Co Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Iroha Music Co., Ltd.	Iroha Music Co., Ltd.
Place of incorporation	Japan	Japan
Date of incorporation	March 28, 2016	March 28, 2016
Principal activities	Music event management	Music event management
Effective ownership	100.00%	100.00%
Try Hard Management Co Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	TryHard Management Co., Ltd.	TryHard Management Co., Ltd.
Place of incorporation	Japan	Japan
Date of incorporation	February 13, 2017	February 13, 2017
Principal activities	Restaurant operation	Restaurant operation
Effective ownership	100.00%	100.00%